Subsequent Events - Additional Information (Detail)		1 Months Ended			12 Months Ended
	Mar. 22, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) Program	Mar. 26, 2019 USD ($) Program	Jan. 31, 2019 shares	Dec. 31, 2018 USD ($) $ / shares shares
ATM Offering Program [Member]
Subsequent Event [Line Items]
Net proceeds from sale of common stock					$ 400,000
ATM Offering Program [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued and sold | shares					49,723
Weighted average price per share | $ / shares					$ 9.92
Subsequent Event [Member] | ATM Offering Program [Member]
Subsequent Event [Line Items]
Net proceeds from sale of common stock	$ 1,300,000
Subsequent Event [Member] | ATM Offering Program [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued and sold | shares	184,346
Weighted average price per share | $ / shares	$ 7.34
VGO Fund [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible preferred stock, common stock issued upon conversion | shares				229,283
Maximum ownership percentage prohibiting conversion				9.50%
VGO Fund [Member] | Research Collaboration and Option Agreement [Member]
Subsequent Event [Line Items]
Number of programs | Program		4
Maximum option fees receivable based on achievement of research milestones per program		$ 4,250,000
Maximum option fees receivable based on achievement of research milestones		$ 17,000,000
VGO Fund [Member] | Subsequent Event [Member] | Research Collaboration and Option Agreement [Member]
Subsequent Event [Line Items]
Number of programs | Program			4
Maximum option fees receivable based on achievement of research milestones per program			$ 4,250,000
Maximum option fees receivable based on achievement of research milestones			$ 17,000,000
Class X Convertible Preferred Stock [Member] | VGO Fund [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Converted shares of preferred stock | shares				641,991